Operating Leases (Details) - Schedule of ROU Assets and Operating Lease Liabilities - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Schedule of ROU Assets and Operating Lease Liabilities [Abstract]
Operating lease ROU assets	$ 729	$ 1,057
Operating lease liabilities
Current portion	534	631
Non-current portion	196	439
Total	$ 730	$ 1,070
Operating leases:
Weighted average remaining lease term (years)	1 year	2 years
Weighted average discount rate	5.87%	5.83%